Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

The company evaluated all events or transactions that occurred after December 31, 2014 up through the date these financial statements were issued. Other than as disclosed elsewhere in the notes to the condensed consolidated financial statements, the company did not have any material recognizable or unrecognizable subsequent events.

March 2015 Underwritten Public Offering - On March 18, 2015 the company closed an underwritten public offering of 24,358,974 units at a price to the public of $1.56 per unit for gross proceeds of $38 million (the "March 2015 Offering"). Each unit consists of one share of common stock, and a warrant to purchase 0.50 of a share of common stock at an exercise price of $2.08 per share. The March 2015 Offering included an over-allotment option for the underwriters to purchase an additional 3,653,846 shares of common stock and/or warrants to purchase up to 1,826,923 shares of common stock. On March 18, 2015, the underwriters exercised their over-allotment option to purchase warrants to purchase an aggregate of 1,826,923 shares of common stock. On April 10, 2015, the underwriters exercised their over-allotment option to purchase 3,653,846 shares of common stock for additional net proceeds of $5.4 million. The total net proceeds of the March 2015 Offering, including the exercise of the over-allotment option to purchase the warrants, were $40.8 million, after deducting underwriting discounts and commissions and offering expense payable by the company.

Adoption of Compensatory Plan - On June 19, 2015, at our 2015 Annual Meeting of stockholders (the “Annual Meeting”), our stockholders approved an amendment (the “Amendment”) to our Amended and Restated 2007 Incentive Plan, as amended (as so amended, the “2007 Plan”), to increase the number of shares of our common stock reserved for issuance under the 2007 Incentive Plan by 10,000,000 shares of our common stock to a total of 26,500,000 shares. The Amendment previously had been approved by our board of directors on April 17, 2015, subject to stockholder approval. The Amendment became effective immediately upon stockholder approval at the Annual Meeting.
Increase to Number of Shares of Common Stock Authorized for Issuance - On June 19, 2015, at our 2015 Annual Meeting of stockholders (the “Annual Meeting”), our stockholders approved an amendment (the “Amendment”) to our Amended and Restated Certificate of Incorporation to increase the number of shares of common stock authorized for issuance by 75,000,000 shares, to a total of 275,000,000 shares.
ANDA Litigation - On October 23, 2015, Orexo AB (“Orexo”) and Galena Biopharma, Inc. (the “Company”) entered into a settlement and license agreement with Actavis Laboratories FL, Inc. (“Actavis”) to resolve pending patent litigation brought by the Orexo against Actavis involving Abstral® (fentanyl) sublingual tablets. The pending patent litigation was filed by Orexo in the U.S. District Court for the District of New Jersey in response to Actavis’ submission of an Abbreviated New Drug Application (“ANDA”) to the U.S. Food and Drug Administration (“FDA”), seeking marketing approval for a generic version of Abstral. As a result of the settlement and license agreement, Actavis will be permitted to enter the market with a generic or authorized generic version of Abstral in the United States June 2018 or earlier under certain circumstances. The Court has entered an order dismissing with prejudice the litigation against Actavis. Details of the settlement are confidential, and the parties have submited the agreement to the Federal Trade Commission and the Department of Justice, as required by federal law. The expiration date for the latest expiring Abstral patent listed in the FDA’s Orange Book is September 2019.

Discontinued Operations (see also Note 20) - As part of the company's strategic objective to focus its resources on its development pipeline, our management and board of directors decided and committed to pursue a plan to sell or otherwise divest the company’s commercial business during the third quarter of 2015. The Company met the relevant criteria for reporting the commercial operations as held for sale as of September 30, 2015, and as a result, assessed the commercial asset group for impairment pursuant to ASC Topic 360, Property, Plant, and Equipment. The net carrying value of the commercial asset group was compared to its fair value as of September 30, 2105. The Company determined that the fair value using a risk adjusted net present value of deal consideration received from bids from potential acquirers. The Company determined that the carrying value exceeded its fair value and as a result recorded an $8.1 million impairment charge on assets classified as held for sale in the quarterly period ended September 30, 2015.

Sale of Abstral and related assets - On November 19, 2015, Galena Biopharma, Inc. (the “Company”) and Sentynl Therapeutics Inc., a Delaware corporation (“Sentynl”), entered into and closed upon an Asset Purchase Agreement (the “Purchase Agreement”), pursuant to which the Company agreed to sell to Sentynl and Sentynl agreed to purchase from the Company, certain assets of the Company related to and including its Abstral® (fentanyl) sublingual tablets product (“Abstral”). The assets sold and assigned to Sentynl pursuant to the Purchase Agreement included all of the Company’s rights and interests in the Asset Purchase Agreement by and between the Company and Orexo AB (“Orexo”) dated March 15, 2013, and the License Agreement by and between the Company and Orexo dated March 18, 2013 (collectively, the “Orexo Agreements”). The Company’s future obligations under the Orexo Agreements were assumed by Sentynl pursuant to such assignment. The Purchase Agreement further provides that the Company will continue to be responsible for any pre-closing liabilities and obligations related to Abstral, as well for certain channel liabilities related to Abstral for a period of time post-closing.

The total potential consideration payable to the Company under the Purchase Agreement is $12 million, comprised of an $8 million upfront payment and up to an aggregate of $4 million in future sales milestones based on certain net sales achievements by Sentynl.

The Purchase Agreement also includes customary representations, warranties, covenants and indemnities by Sentynl and the Company. The above description of the material terms and conditions of the Purchase Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Purchase Agreement.

Litigation Settlement - On December 3, 2015, the Company agreed in principle to resolve and settle the consolidated shareholder derivative action, captioned In re Galena Biopharma, Inc. Derivative Litigation, Civil Action No. 3:14-cv-00382-SI, currently pending in the United States District Court for the District of Oregon against the Company and/or certain of its current and former officers and directors. The agreement in principle was reached in connection with a voluntary mediation held to explore a possible settlement of both the shareholder derivative action and a putative securities class action that is discussed below.

The settlement will not become effective until approved by the Court. The settlement includes a payment of $15 million in cash by the Company's insurance carriers, which the Company will use to fund a portion of the class action settlement, and cancellation of 1,200,000 director stock options. The settlement also will require that the Company implement certain corporate governance measures and will provide that the plaintiffs' counsel may apply to the court for an award of attorneys’ fees and expenses up to $5 million. Any fees and expenses awarded by the court to the plaintiffs’ counsel will be paid by one of the Company’s insurance carriers. The settlement will not include any admission of wrongdoing or liability on the part of the Company or the individual defendants and will include a full release of the Company and the current and former officers and directors in connection with the allegations made in the consolidated federal derivative actions and state court derivative actions.

In addition, on December 3, 2015, the Company agreed in principal to resolve and settle the securities putative class action lawsuit, In re Galena Biopharma, Inc. Securities Litigation, Civil Action No. 3:14-cv-00367-SI, pending against the Company, certain of its current and former officers and directors, and other defendants in the United States District Court for the District of Oregon. The agreement, which is subject to shareholder notice and Court approval, provides for a settlement payment of $20 million to the class and the dismissal of all claims against the Company and the current and former officers and directors in connection with the consolidated federal securities class actions. Of the $20 million settlement payment to the class, $16.7 million will be paid by the Company’s insurance carriers under the insurance policies and $3.3 million will be paid by the Company through a combination of $2.3 million in cash and $1 million in shares of the Company’s common stock. The Company will be responsible for defense costs and any settlements or judgments incurred for any related opt out lawsuits.

The information included in the Legal Proceedings section of Note 8 does not reflect the litigation settlement as described above.